Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of noncancellable operating leases for district, corporate and other operating locations with annual rental commitments

(in thousands)
2012	$6,579
2013	5,720
2014	5,205
2015	4,397
2016	3,668
Thereafter	10,778

$36,347